Stock-Based Compensation - ESPP (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016
Stock-Based Compensation
Stock-based compensation expense	$ 4,400	$ 5,056	$ 374	$ 4,545
Weighted-average assumptions used to estimate the fair value of ESPP shares
Estimated dividend yield		0.00%
ESPP
Stock-Based Compensation
Maximum annual increase in shares available for issuance (in shares)					800,000
Maximum annual increase in shares available for issuance, percentage of outstanding shares					1.00%
Maximum employee payroll deduction (as a percent)		100.00%
Maximum offering period		2 years
Period between purchases		6 months
Price of ESPP shares as percentage of market price		85.00%
Holding period for purchases after the first offering period		6 months
Holding period for purchases during the first offering period		12 months
Stock-based compensation expense		$ 3,300
Unrecognized employee stock-based compensation		$ 3,500
Unrecognized employee stock-based compensation, recognition period		1 year 3 months 18 days
Weighted-average assumptions used to estimate the fair value of ESPP shares
Expected term (years)		9 months 18 days
Volatility (as a percent)		48.90%
Risk-free interest rate (as a percent)		0.69%
Estimated dividend yield		0.00%
ESPP | Class A common stock
Stock-Based Compensation
Stock available for issuance (in shares)					800,000